Financial liabilities	12 Months Ended
Dec. 31, 2022
Financial liabilities
Financial liabilities

20 Financial liabilities

20.1Interest-bearing loans

in EUR k	Dec 31, 2022	Dec 31, 2021	Jan 1, 2021
Non‑current liabilities
Non‑current portion of secured bank loans	40,051	—	401
Total non‑current loans	40,051	—	401
Lease liabilities*	13,125	15,394	17,677
Total non‑current liabilities	53,176	15,394	18,078

Current liabilities
Current portion of secured bank loans	1,261	505	567
Other bank loans	—	—	387
Bank overdrafts	3,374	3,310	1,538
Total current loans	4,635	3,815	2,492
Current portion of lease liabilities*	2,311	3,330	3,528
Total current liabilities	6,946	7,145	6,020

Total non‑current and current liabilities	60,122	22,539	24,098

* Lease liabilities as of December 31, 2021, have been restated. Refer to Note 2.4.

As of December 2022, short-term cash deposits of EUR 427k (2021: EUR 938k; 2020: EUR 1,500k) were used to secure the remaining bank loan outstanding (see Note 17).

The following table is based on the original terms and conditions:

Conditions and statement of liabilities

The outstanding interest-bearing loans as of December 31, 2022, 2021 and 2020 have the following conditions:

				Dec 31, 2022		Dec 31, 2021		Jan 1, 2021
		Nominal		Nominal	Carrying	Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	interest rate	Maturity	amount	amount	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	—	—	505	505	968	968
Secured bank loan	USD	7.93% (+0.07% for Tranche A; +4.13% for Tranche B)	2022-27	39,015	41,312	—	—	—	—
Other bank loan	USD	1%	2020-22	—	—	—	—	387	387
Bank overdrafts	EUR	4.75%	Rollover	499	499	499	499	498	498
Bank overdrafts	EUR	4.75%	Rollover	2,376	2,376	2,329	2,329	628	628
Bank overdrafts	EUR	4.31%	Rollover	499	499	482	482	412	412
Lease liabilities**	EUR	2.1%-7.20%*	2017-31	15,436	15,436	18,724	18,724	21,205	21,205
Total interest‑bearing financial liabilities				57,825	60,122	22,539	22,539	24,098	24,098

*     represents the incremental borrowing rate of the Group at the commencement of the leases

** Lease liabilities as of December 31, 2021 have been restated. Refer to Note 2.4.

Secured bank loan

On January 31, 2022 the Company, Centogene GmbH, CentoSafe B.V. and Centogene US, LLC (together, the “Borrowers”), entered into a debt financing agreement in the total amount of up to USD 45.0 million (EUR 40.2 million). Under the terms of the Loan Facility, the Company drew down USD 25.0 million (EUR 22.3 million) on January 31, 2022 and a second tranche of USD 20.0 million (EUR 18.6 million) upon achievement prior to July 31, 2023, of product revenue from our diagnostics and pharmaceutical segments of at least USD 50.0 million (EUR 44.3 million) calculated on a trailing twelve month basis as of the last day of any fiscal month. The Loan Facility also includes covenants such that the Group is required to maintain product revenue, calculated as of the last day of each fiscal quarter and on a trailing twelve-month basis as of such date, of at least EUR 30.0 million for any fiscal quarter prior to obtaining the second tranche and EUR 40.0 million for any fiscal quarter on or after obtaining the second tranche. Both tranches mature on January 29, 2027, with amortized repayments commencing March 1, 2025. The loans extended under the Loan Facility bear monthly interest payments at an interest rate of 7.93% per annum plus the 1-month CME Term SOFR reference rate as published by the CME Group Benchmark Administration Limited (the first tranche, “Tranche A”, subject to a floor of 0.07% and the second tranche, “Tranche B”, subject to a floor of 4.13%). As security for the Borrowers’ obligations under the Loan Facility, the Borrowers granted the lenders thereunder a first priority security interest on all of each Borrower’s assets.

The Loan Facility is initially recognized at fair value minus transaction costs and subsequently carried at amortized cost measured using the effective interest rate method. The transaction costs deducted from the fair value of the Loan Facility at initial recognition were EUR 1,403k. The effective interest rate used for amortized cost calculation of Tranche A is 11.36% and for the Tranche B is 17.11%.

Bank overdrafts

The bank overdrafts of EUR 2,376k as of December 31, 2022 (2021: 2,329k; 2020: EUR 628k) were secured by short-term deposits with a carrying amount of EUR 2,500k (2021: EUR 2,500k; 2020: EUR 2,500k) (see note 17). The other bank overdrafts of EUR 998k (2021: EUR 981k; 2020: EUR 910k) are secured over two short-term deposits with a carrying amount of EUR 500k each as at year end December 31, 2022 (see note 17).

20.2Trade payables and other liabilities

in EUR k	Dec 31, 2022	Dec 31, 2021	Jan 1, 2021
Trade payables	6,317	11,252	31,736
Government grants (deferred income)	7,950	9,396	10,292
Contract liabilities	651	4,842	4,479
Warrant liability	260	—	—
Derivative liabilities	376	—	—
Others*	9,601	15,592	14,123
Trade payables and other liabilities	25,155	41,082	60,630
Non‑current	7,726	8,988	9,590
Current	17,429	32,094	51,040

* Other liabilities have been restated as of December 31, 2021, and January 1, 2021. Refer to Note 2.4.

Government grants mainly include investment-related government grants. These were received for the purchase of certain items of property, plant and equipment for the research and development facilities in Mecklenburg-Western Pomerania, including the Rostock facility. The grants were issued in the form of investment subsidies as part of the joint federal and state program, “Verbesserung der regionalen Wirtschaftsstruktur” (improvement of the regional economic structure) in connection with funds from the European Regional Development Fund. Additional grants received during the year ended December 31, 2022, amounted to EUR 506k (2021: EUR 168k; 2020: EUR 390k).

Contract liabilities mainly contain the deferred revenues recognized for advance payments received by the customers, in case the revenue is recognized over time. The decrease of the period is mainly due to the release amounts to EUR 1,951k (2021: EUR 3,201k; 2020: EUR 3,088k), for the revenues recognized in 2022 based on the satisfaction of the related performance obligations.

On January 31, 2022, pursuant to a securities purchase agreement and a warrant agreement, each signed with certain investors, the Group received EUR 15.0 million in exchange for the issuance of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35) and warrants initially exercisable for the purchase of up to an aggregate of 1,343,727 additional common shares at an initial exercise price per common share of USD 7.72. The warrants are exercisable immediately as of the date of issuance and will expire on December 31, 2026. Based on the fair value per share at the issuance date, the Group recognized the warrants as liabilities in the amount of USD 3.2 million (EUR 2.8 million). The fair value of warrants decreased from EUR 2.11 per warrant as of January 31, 2022, to EUR 0.19 per warrant as of December 31, 2022. The result is a decrease in fair value of warrant liabilities of EUR 2,574k for the period ended December 31, 2022.

The fair value of the warrants was estimated at the date of issuance date using the Black-Scholes-Merton option pricing model. The key assumptions used to derive the warrants value are set out below:

	Dec 31, 2022	Jan 31, 2022
Exercise price (USD)	7.72	7.72
Share price (USD)	0.93	4.42
Volatility (%)	85.00	80.00
Risk-free interest rate (%)	4.15	1.65
Dividend yield (%)	nil	nil
Time to maturity	4.00	4.90

Other liabilities include an accrual for outstanding invoices of EUR 1,074k (2021: EUR 4,978k; 2020: EUR 1,245k), personnel-related liabilities for vacation and bonuses totaling EUR 3,717k (2021: EUR 4,812k; 2020: EUR 4,032k), a VAT payable of EUR nil (2021: EUR 905k; 2020: EUR 4,578k), an accrual for closings and audit of financial statements of EUR 1,648k (2021: EUR 932k; 2020: EUR 567k) as well as liabilities for wage and church tax of EUR 342k (2021: EUR 1,040k; 2020: EUR 1,988k).

Finally, other liabilities also contain a provision amounting to EUR 283k (2021: EUR nil; 2020: EUR nil) for expected claims regarding some US diagnostic revenues. It is expected that these costs will be incurred in the next financial year. Assumptions used to calculate the provision for these probable claims were based on current information available regarding the invoicing process for that kind of revenues.